Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Global Allocation Fund
Entity Central Index Key	0000013386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000170844
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	R6 Shares
Trading Symbol	FSBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 281,378,320
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Material Fund Change [Text Block]
C000024797
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class A
Trading Symbol	FSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 281,378,320
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Material Fund Change [Text Block]
C000024799
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class C
Trading Symbol	FSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$101	1.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.93%
AssetsNet	$ 281,378,320
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Material Fund Change [Text Block]
C000077842
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Institutional Shares
Trading Symbol	SBFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 281,378,320
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Material Fund Change [Text Block]
C000024800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	R Shares
Trading Symbol	FSBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$82	1.57%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.57%
AssetsNet	$ 281,378,320
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Material Fund Change [Text Block]